Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2023
Other Non-Financial Liabilities [Abstract]
Other Non-Financial Liabilities	Other Non-Financial Liabilities

(in millions €)	December 31, 2023	December 31, 2022
Liabilities to employees	73.3	50.6
Liabilities from share-based payment arrangements	29.0	36.2
Liabilities from wage taxes and social securities expenses	15.1	761.8
Other	20.8	29.2
Total	138.2	877.8
Total current	125.1	860.8
Total non-current	13.1	17.0